SITE CLOSURE PROVISIONS	12 Months Ended
Dec. 31, 2024
SITE CLOSURE PROVISIONS
SITE CLOSURE PROVISIONS
17.	SITE CLOSURE PROVISIONS

		Nevada	Cerro Quema
	Camino Rojo	projects	Project	Total
At January 1, 2023	$6,301	$1,617	$343	$8,261
Changes in cost estimates	(1,996)	463	157	(1,376)
Accretion during the year (note 7)	521	18	—	539
At December 31, 2023	4,826	2,098	500	7,424
Acquisition of Contact Gold Corp. (note 12)	—	156	—	156
Changes in cost estimates	1,244	433	—	1,677
Accretion during the year (note 7)	483	21	—	504
At December 31, 2024	$6,553	$2,708	$500	$9,761

	December 31, 2024			December 31, 2023
			Cerro			Cerro
		Nevada	Quema		Nevada	Quema
	Camino Rojo	projects	Project	Camino Rojo	projects	Project
Estimated settlement dates	2033 to 2047	2037 to 2039		2033 to 2047	2037 to 2029
Undiscounted risk-adjusted cash flows	$11,085	$2,780	$500	$9,765	$2,336	$500
Inflation rate	4.0%	2.4%	—	3.7%	2.6%	—
Discount rate	9.5%	3.9%	—	9.8%	3.6%	—